Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 Segment	Sep. 30, 2019 Customer Segment	Sep. 30, 2018 Customer	Sep. 30, 2017 Customer
Segment Reporting Information [Line Items]
Number of fundamental operation | Segment	2	2
Recorded Music And Music Publishing Segments | Sales Revenue, Net | Customer Concentration
Segment Reporting Information [Line Items]
Number of customers | Customer		2	2	1
Recorded Music And Music Publishing Segments | Sales Revenue, Net | Customer Concentration | Spotify
Segment Reporting Information [Line Items]
Customer concentration percentage		14.00%	14.00%
Recorded Music And Music Publishing Segments | Sales Revenue, Net | Customer Concentration | Apple
Segment Reporting Information [Line Items]
Customer concentration percentage		13.00%	15.00%	14.00%